Trade and other payables - Summary of Trade and Other Payables, Footnotes (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of trade and other payables [Line Items]
Deferred income current	£ 300	£ 68	£ 1,525
Deferred income non-current	736	606	455
Building Digital UK Programme
Disclosure of trade and other payables [Line Items]
Deferred income current	94	51	132
Deferred income non-current	£ 525	£ 586	£ 404